Fair Value Quantitative And Qualitative Disclosures (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Fair Value Measurement of Asset and Liability

The following tables show the hierarchy in the Bank’s financial asset and liability fair value measurement, as of December 31, 2018 and 2017 and January 1, 2017:

CATEGORIES OF FINANCIAL ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2018

				Fair value hierarchy
Item	Amortized cost	Fair value with changes in other comprehensive income	Fair value with changes in P/L	Level 1	Level 2	Level 3
FINANCIAL ASSETS
Cash and deposits in banks
Cash	10,696,465
Financial institutions and correspondents	63,613,775
Other	455,799
Debt securities at fair value through profit or loss			2,635,247	982,116	362,079	1,291,052
Derivative instruments			17,293	13,732	3,561
Other financial assets	2,586,448		413,136	321,968		91,168
Loans and other financing
To the non-financial government sector	1,775,507
Other financial institutions	5,625,848
To the non financial private sector and foreign residents
Overdrafts	18,048,532
Documents	25,159,657
Mortgage loans	15,852,595
Pledge loans	4,367,045
Personal loans	57,516,829
Credit cards	29,429,548
Financial leases	448,159
Other (1)	20,942,743
Other debt securities	8,151,176	56,433,583		42,646,037	13,787,546
Financial assets delivered as guarantee	6,605,764		150,456	150,456
Equity instruments at fair value through profit or loss			51,518	6,110		45,408

TOTAL FINANCIAL ASSETS	271,275,890	56,433,583	3,267,650	44,120,419	14,153,186	1,427,628

FINANCIAL LIABILITIES
Deposits
From the non financial government sector	19,354,087
From the financial sector	148,275
From the non financial private sector and foreign residents
Checking accounts	24,435,104
Savings accounts	68,696,031
Time deposits and Investment accounts	121,252,171
Other	4,068,751

	Amortized cost	Fair value with changes in other comprehensive income	Fair value with changes in P/L	Fair value hierarchy
Item				Level 1	Level 2	Level 3
Financial liabilities (contd.)
Derivative instruments			1,369	593	776
Repo transactions
Other financial institutions	164,469
Other financial liabilities	15,318,513
Financing received from Central Bank and other financial institutions	2,998,010
Issued corporate bonds	6,377,311
Subordinated corporate bonds	15,288,390

TOTAL FINANCIAL LIABILITIES	278,101,112		1,369	593	776

(1) Includes the total provisions to the non financial private sector and foreign residents

CATEGORIES OF FINANCIAL ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2017

		Fair value with
		changes in other
	Amortized	comprehensive	Fair value with	Fair value hierarchy
Item	cost	income	changes in P/L	Level 1	Level 2	Level 3
FINANCIAL ASSETS
Cash and deposits in banks
Cash	9,982,946
Financial institutions and correspondents	40,580,285
Other	1,941,866
Debt securities at fair value through profit or loss			1,603,472	624,345	926,209	52,918
Derivative instruments			12,149	1,181	10,968
Repo transactions	2,096,284
Other financial assets	2,642,016		713,491	474,673		238,818
Loans and other financing
To the non financial government sector	2,781,024
Other financial institutions	4,782,999
To the non financial private sector and foreign residents
Overdrafts	13,975,052
Documents	26,045,856
Mortgage loans	12,273,449
Pledge loans	6,133,558
Personal loans	71,497,740
Credit cards	36,587,962
Financial leases	876,975
Other (1)	20,910,063
Other debt securities	1,386,173	49,852,407		49,593,075	259,332
Financial assets delivered as guarantee	6,857,596	4,413,734	6,361	4,413,734	6,361
Equity instruments at fair value through profit or loss			417,334	364,515		52,819

TOTAL FINANCIAL ASSETS	261,351,844	54,266,141	2,752,807	55,471,523	1,202,870	344,555

FINANCIAL LIABILITIES
Deposits
From the non financial government sector	19,032,549
From the financial sector	120,123
From the non financial private sector and foreign residents
Checking accounts	30,678,701
Savings accounts	65,750,239
Time deposits and Investment accounts	92,155,407
Other	5,063,352
Liabilities at fair value with changes in P/L			9,523	9,523
Derivative instruments			34,116	10,585	23,531
Repo transactions
Other financial institutions	3,968,851
Other financial liabilities	15,593,151
Financing received from Central Bank and other financial institutions	1,733,524
Issued corporate bonds	6,957,379
Subordinated corporate bonds	11,170,509

TOTAL FINANCIAL LIABILITIES	252,223,785		43,639	20,108	23,531

(1) Includes the total provisions to the non financial private sector and foreign residents.

CATEGORIES OF FINANCIAL ASSETS AND LIABILITIES

AS OF JANUARY 1, 2017

Item		Fair value with changes in other		Fair value hierarchy
	Amortized cost	comprehensive income	Fair value with changes in P/L	Level 1	Level 2	Level 3
FINANCIAL ASSETS
Cash and deposits in banks
Cash	8,975,352
Financial institutions and correspondents	57,329,190
Other	1,826
Debt securities at fair value through profit or loss			612,613	310,078	300,545	1,990
Derivative instruments			17,911		17,911
Repo transactions	35,237
Other financial assets	1,734,244		302,722	302,722
Loans and other financing
To the non financial government sector	2,921,334
Other financial institutions	3,156,606
To the non financial private sector and foreign residents
Overdrafts	16,760,056
Documents	21,112,213
Mortgage loans	7,724,004
Pledge loans	4,220,935
Personal loans	55,830,555
Credit cards	34,512,143
Financial leases	689,382
Other (1)	15,937,138
Other debt securities	1,576,916	36,002,853		4,862,250	31,140,603
Financial assets delivered as guarantee	4,587,338	1,544,733	668,225	2,212,958
Equity instruments at fair value through profit or loss			749,675	683,928	33,698	32,049

TOTAL FINANCIAL ASSETS	237,104,469	37,547,586	2,351,146	8,371,936	31,492,757	34,039

FINANCIAL LIABILITIES
Deposits
From the non financial government sector	17,445,381
From the financial sector	102,938
From the non financial private sector and foreign residents
Checking accounts	32,587,686
Savings accounts	51,377,895
Time deposits and Investment accounts	88,997,651
Other	15,601,477
Repo transactions
Other financial institutions	2,018,763
Other financial liabilities	11,684,864
Financing received from Central Bank and other financial institutions	479,907
Issued corporate bonds	3,104,030
Subordinated corporate bonds	11,749,101

TOTAL FINANCIAL LIABILITIES	235,149,693

(1)	Includes the total provisions to the non financial private sector and foreign residents.

Summary of Financial Assets and Liabilities Recognized at Fair Value using the Valuation Technique

Below is the reconciliation between the amounts at the beginning and at the end of the fiscal year of the financial assets and liabilities recognized at fair value, using the valuation technique based on the Bank’s own assumptions, as of December 31, 2018 and 2017:

	Fair values using valuation techniques based on the Bank’s own assumptions (level 3) December 31, 2018
Description	Debt securities	Other financial assets	Equity instruments at fair value through profit or loss
Amount at the beginning	52,918	238,818	52,819
Transfers to Level 3
Transfers from Level 3
Profit and loss (1)	(214,792)	(106,353)	12,418
Purchases, sales, issuance and settlement	1,601,402	8,385
Monetary effects	(148,476)	(49,682)	(19,829)

Amount at end of the fiscal year	1,291,052	91,168	45,408

	Fair values using valuation techniques based on the Bank’s own assumptions (level 3) December 31, 2017
Description	Debt securities	Other financial assets	Equity instruments at fair value through profit or loss
Amount at the beginning	1,990		32,049
Transfers to Level 3
Transfers from Level 3
Profit and loss (1)	9,273	6,836	31,068
Purchases, sales, issuance and settlement	53,845	250,710	(559)
Monetary effects	(12,190)	(18,728)	(9,739)

Amount at end of the fiscal year	52,918	238,818	52,819

(1)	Profit and loss are recorded under “Net income from measurement of financial instruments at fair value through profit or loss”.

Summary of Valuation Techniques and Significant Unobservable Inputs Used in the Valuation

The following table provides quantitative information about the valuation techniques and significant unobservable inputs used in the valuation of substantially all of our Level 3 principal assets and liabilities measured at fair value on a recurring basis for which we use an internal model.

	Fair value of			Range of inputs
	Level 3 Assets	Valuation	Significant unobservable	12/31/2018
	12/31/2018	technique	inputs	Off range of inputs
				Low	High	Unit
Debt Securities of Financial Trusts	637,797	Income approach (discounted cash flow)	Discount rate in pesos	67.04	75.48	%
Debt Securities of Financial Trusts Provisional	653,255	Income approach (discounted cash flow)	Discount rate in pesos	68.21	76.27	%

	Fair value of			Range of inputs
	Level 3 Assets	Valuation	Significant unobservable	12/31/2017
	12/31/2017	technique	inputs	Off range of inputs
				Low	High	Unit
Interests in Securities of Financial Trusts	238,818	Income approach (discounted cash flow)	Discount rate in pesos	22.67	23.86	%

Summary of Effect of Changing the Significant Unobservable Inputs

The table below describes the effect of changing the significant unobservable inputs to reasonable possible alternatives. Sensitivity data are calculated using a number of techniques including analyzing price dispersion of different price sources, adjusting model inputs to reasonable changes within the fair value methodology.

	12/31/2018		12/31/2017
	Favorable changes	Unfavorable changes	Favorable changes	Unfavorable changes
Debt / Interests in Securities of Financial Trusts	33,411	(25,817)	1,247	(535)
Debt Securities of Financial Trusts Provisional	2,208	(2,139)

Summary of Comparison between Fair Value and the Carrying Amount of Financial Instruments

The following table shows a comparison between the fair value and the carrying amount of financial instruments not measured at fair value as of December 31, 2018 and 2017 and January 1, 2017:

	12/31/2018
	Carrying amount	Level 1	Level 2	Level 3	Fair value
Financial assets
Cash and deposits in banks	74,766,039	74,766,039			74,766,039
Other financial assets	2,586,448	2,586,448			2,586,448
Loans and other financing	179,166,463		179,512	162,087,123	162,266,635
Other debt securities	8,151,176	173,337	7,165,102	2,749	7,341,188
Financial assets delivered as guarantee	6,605,764	6,573,772	31,992		6,605,764

	271,275,890	84,099,596	7,376,606	162,089,872	253,566,074

Financial liabilities
Deposits	237,954,419	106,273,098		131,778,797	238,051,895
Repo transactions	164,469	164,469			164,469
Other financial liabilities	15,318,513	15,152,415	166,522		15,318,937
Financing received from the BCRA and other financial entities	2,998,010	2,532,284	432,346		2,964,630
Issued corporate bonds	6,377,311		4,981,686		4,981,686
Subordinated corporate bonds	15,288,390		12,260,778		12,260,778

	278,101,112	124,122,266	17,841,332	131,778,797	273,742,395

	12/31/2017
	Carrying amount	Level 1	Level 2	Level 3	Fair value
Financial assets
Cash and deposits in banks	52,505,097	52,505,097			52,505,097
Repo transactions	2,096,284	2,096,284			2,096,284
Other financial assets	2,642,016	2,642,016			2,642,016
Loans and other financing	195,864,678		716,593	191,160,333	191,876,926
Other debt securities	1,386,173	1,395,068		11,687	1,406,755
Financial assets delivered as guarantee	6,857,596	6,857,596			6,857,596

	261,351,844	65,496,061	716,593	191,172,020	257,384,674

Financial liabilities
Deposits	212,800,371	115,104,221		97,837,922	212,942,143
Repo transactions	3,968,851	3,968,851			3,968,851
Other financial liabilities	15,593,151	15,308,106	293,622		15,601,728
Financing received from the BCRA and other financial entities	1,733,524		1,736,898		1,736,898
Issued corporate bonds	6,957,379		6,545,095		6,545,095
Subordinated corporate bonds	11,170,509		11,384,641		11,384,641

	252,223,785	134,381,178	19,960,256	97,837,922	252,179,356

	01/01/2017

	Carrying amount	Level 1	Level 2	Level 3	Fair value
Financial assets
Cash and deposits in banks	66,306,368	66,306,368			66,306,368
Repo transactions	35,237	35,237			35,237
Other financial assets	1,734,244	1,734,244			1,734,244
Loans and other financing	162,864,366		887,425	161,789,325	162,676,750
Other debt securities	1,576,916	1,554,576	5,939	21,515	1,582,030
Financial assets delivered as guarantee	4,587,338	4,587,338			4,587,338

	237,104,469	74,217,763	893,364	161,810,840	236,921,967

Financial liabilities
Deposits	206,113,028	108,292,371		97,978,484	206,270,855
Repo transactions	2,018,763	2,018,763			2,018,763
Other financial liabilities	11,684,864	11,440,197	249,623		11,689,820
Financing received from the BCRA and other financial entities	479,907		478,649		478,649
Issued corporate bonds	3,104,030		2,990,097		2,990,097
Subordinated corporate bonds	11,749,101		11,044,360		11,044,360

	235,149,693	121,751,331	14,762,729	97,978,484	234,492,544